CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 541,000	$ 182,000	$ 899,000
Accounts receivable, net of allowance for doubtful accounts of $126 at June 30, 2021 and December 31, 2020	24,000	24,000	13,000
Inventory, net of reserves of $758 at June 30, 2021 and December 31, 2020	590,000	605,000	48,000
Other current assets	173,000	85,000	70,000
Total current assets	1,328,000	896,000	1,030,000
NONCURRENT ASSETS:
Property and equipment, net	11,000	1,000	0
Lease asset-right, net of amortization	388,000	453,000	132,000
Other assets	17,000	0	18,000
Total noncurrent assets	416,000	454,000	150,000
TOTAL ASSETS	1,744,000	1,350,000	1,180,000
CURRENT LIABILITIES:
Current portion of long-term debt	18,000	28,000
Notes payable in default, related parties	0	1,000	349,000
Notes payable in default	0	328,000	427,000
Short-term notes payable	83,000	45,000	380,000
Short-term notes payable, related parties, past due	50,000	51,000	646,000
Convertible notes in default	161,000	0	2,915,000
Convertible notes payable, past due	0	1,930,000
Short-term convertible notes payable	728,000	951,000	73,000
Short-term convertible notes payable, related parties			513,000
Accounts payable	2,220,000	2,419,000	2,897,000
Accounts payable, related parties	94,000	116,000	136,000
Accrued liabilities	1,380,000	2,995,000	3,235,000
Subscription receivable			635,000
Mandatorily redeemable Series G convertible preferred stock		0
Current portion of lease liability	64,000	56,000	103,000
Deferred revenue	278,000	42,000	10,000
Total current liabilities	5,076,000	8,962,000	12,410,000
LONG-TERM LIABILITIES:
Warrants, at fair value	0	2,203,000	5,092,000
Lease liability	343,000	392,000	29,000
Derivative liability	30,000	25,000
Long-term convertible notes payable, net			15,000
Long-term convertible debt	787,000	23,000
Long-term debt-related parties	586,000	600,000	569,000
Total long-term liabilities	1,746,000	3,243,000	5,705,000
TOTAL LIABILITIES	6,822,000	12,205,000	18,115,000
STOCKHOLDERS' DEFICIT:
Common stock, $.001 par value; 3,000,000 shares authorized, 13,297 and 13,138 shares issued and outstanding as of June 30, 2021 and December 31, 2020, respectively	3,403,000	3,403,000	3,394,000
Additional paid-in capital	126,650,000	123,109,000	118,552,000
Treasury stock, at cost	(132,000)	(132,000)	(132,000)
Accumulated deficit	(141,878,000)	(139,956,000)	(139,555,000)
TOTAL STOCKHOLDERS' DEFICIT	(5,078,000)	(10,855,000)	(16,935,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,744,000	1,350,000	1,180,000
Series E Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	1,639,000	1,639,000
Series C Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	105,000	105,000	105,000
Series C1 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	170,000	170,000	170,000
Series C2 Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	531,000	531,000	$ 531,000
Series D Convertible Preferred Shares
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	276,000	276,000
Dr. Faulpel
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	1,195,000	0
Mr. Fowler
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	2,963,000	0
Series G Preferred Stocks Shares [Member]
STOCKHOLDERS' DEFICIT:
Preferred Stock Value	$ 0	$ 0